Interim Condensed Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2025	Jun. 30, 2024
Warrant [Member]
Issuance costs			$ 121
Common Stock [Member]
Issuance costs			$ 111	$ 187
Prefunded Warrant [Member]
Issuance costs				$ 39
Warrants exercised	1,902,742	1,902,742
Warrants issued	1,902,742	1,902,742